DESCRIPTION OF BUSINESS AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2023
DESCRIPTION OF BUSINESS AND ORGANIZATION
Summary of consolidated consolidated assets and liabilities, revenues, net loss and cash flow information

As of December 31,
2022
US$
Cash	156,571
Inventories	108
Prepayments and other current assets – third parties	2,313
Total current assets	158,992
Property, equipment and software, net	14,189
Operating lease right-of-use assets	12,388
Other non-current assets	1,122
Total assets	186,691
Amounts due to inter-companies(i)	10,551
Operating lease liabilities – third parties	716
Accrued expenses and other current liabilities – third parties	35,254
Accrued expenses and other current liabilities – related parties	801
Mandatorily redeemable noncontrolling interest	11,381
Total current liabilities	58,703
Operating lease liabilities – third parties	1,662
Exchangeable notes(ii)	71,792
Convertible notes(ii)	76,770
Total liabilities	208,927
(i)	As of December 31, 2022, amounts due to inter-companies represent the payables that the VIEs had with the Company’s subsidiaries, which were eliminated in the Company’s consolidated and combined financial statements.
(ii)	As of December 31, 2022, the exchangeable notes of US$71,792 was guaranteed by the WFOE and the convertible notes of US$76,770 was guaranteed by the Company and the WFOE.

	From January 1, 2023	Year ended	Year ended
	to the completion of	December 31,	December 31,
	the Restructuring	2022	2021
	US$	US$	US$
Revenues	—	—	—
Net loss(i)	(74,137)	(52,431)	(8,737)
Net cash used in operating activities(ii)	(8,281)	(8,869)	(7,993)
Net cash used in investing activities	(38,400)	(5,630)	—
Net cash(used in) provided by financing activities(iii)	(107,317)	137,876	55,951
Effect of exchange rate changes on cash	(2,573)	(15,900)	1,136
Net decrease in cash	(156,571)	107,477	49,094
Cash at beginning of the period/year	156,571	49,094	—
Cash at end of the period/year	—	156,571	49,094
(i)	Net loss includes other expenses of US$56,752 and nil and nil arising from the transfer of VIE’s assets and liabilities to a subsidiary of WFOE for period between January 1, 2023 and the completion of the Restructuring, and the years ended December 31, 2022 and 2021, respectively, which were eliminated upon consolidation.
(ii)	Net cash used in operating activities includes amounts of US$88,423, US$3,348 and nil paid to the Company’s subsidiaries and amounts of US$86,697, US$34 and nil provided by the Company’s subsidiaries for period between January 1, 2023 and the completion of the Restructuring, and the years ended December 31, 2022 and 2021, respectively, which were eliminated upon consolidation.
(iii)	Net cash (used in) provided by financing activities includes amounts of US$158,509, US$10,611 and US$11,055 paid to the Company’s subsidiaries and amounts of US$32,715, nil and nil provided by the Company’s subsidiaries for period between January 1, 2023 and the completion of the Restructuring, and the years ended December 31, 2022 and 2021, respectively, which were eliminated upon consolidation.

Summary of carrying amount of net liabilities of subsidiary

US$
Cash	6
Inventories	158
Accounts receivable	1,131
Prepayments and other current assets	1,279
Property, equipment and software, net	2,784
Operating lease right-of-use assets	5,585
Other non-current assets	510
Short‑term borrowings	(2,365)
Accounts payable	(1,298)
Accrued expenses and other current liabilities	(4,684)
Operating lease liabilities	(5,409)
Net liabilities	(2,303)